Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating
Net loss	$ (14,794)	$ (768)
Non-cash items
Depreciation of right-of-use assets	54	14
Amortization of patents	12
Depreciation of property, plant and equipment	31
Interest expense on lease liabilities	14
Stock-based compensation expense	769	229
Loss (gain) on change in fair value of warrants	3,054	(1,168)
Non-cash issue costs		26
Non-cash settlement included in payables		251
Accrued interest on Note payable	37
Prepaid expenses and deposits	(981)	173
Accounts payable and accrued liabilities	(1,506)	(1,228)
Cash used in operating activities	(13,310)	(2,471)
Financing
Exercise of Derivative warrants	8,000
January 2021 Equity Offering, net of issuance costs	10,231
February 2021 Equity Offering, net of issuance costs	21,093
Exercise of Equity warrants	1,985
Exercise of stock options	14
Net proceeds from issuance of common shares		3,477
Note payable	122
Repayment of lease liabilities	(44)	(4)
Cash provided by financing activities	41,401	3,473
Investing
Purchase of property, plant and equipment	(93)
Purchase of patents	(97)	(56)
Cash used in investing activities	(190)	(56)
Increase in cash and cash equivalents	27,901	946
Cash and cash equivalents, beginning of the period	25,469	814
Cash and cash equivalents, end of the period	$ 53,370	$ 1,760